ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2019	2018

Trade payables	$36,253	$24,814
Lease obligations	14,118	748
Accrued liabilities	9,242	16,945
Employee benefit liability	4,620	4,398
RSU liability	3,811	1,502
DSU liability	1,745	997
Royalty payable	1,142	629
Accrued interest on convertible notes	660	660
Accrued interest on loan facility	29	1,051
	$71,620	$51,744
Non-current portion of lease obligations	(8,130)	(518)
Non-current portion of RSU liability	(802)	(554)
Current portion of accounts payable and accrued liabilities	$62,688	$50,672

Schedule of lease obligations

	December 31,	December 31,
	2019	2018
Gross lease obligation - minimum lease payments
1 year	$6,549	$277
2-3 years	6,689	527
4-5 years	1,849	35
	$15,087	$839
Future interest expense on lease obligations	(969)	(91)
	$14,118	$748